Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following information is intended to show the relationship between the executive compensation actually paid by our Company and our financial performance.

Year	Summary Compensation Table Total for PEO-1[1] ($)	Summary Compensation Table Total for PEO-2[1] ($)	Compensation Actually Paid to PEO-1[2] ($)	Compensation Actually Paid to PEO-2[2] ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[2,3] ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers[2,3] ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in 000s) ($)[6]	Operating EPS ($)[6]
							Total Shareholder Return ($)[4]	Peer Group Total Shareholder Return ($)[4,5]
2025	9,453,935	9,065,864	15,976,152	15,988,820	3,630,692	5,574,310	154	201	1,161,238	14.52
2024	8,727,298	8,459,166	8,325,936	8,130,606	3,137,068	2,871,391	121	190	1,070,762	12.37
2023	7,206,071	6,860,896	5,959,091	6,043,409	2,860,823	2,177,294	131	158	970,755	10.65
2022	8,905,419	8,871,217	19,165,333	19,247,538	3,081,295	6,745,194	129	151	894,386	9.71
2021	8,353,754	8,323,666	6,084,819	6,060,050	2,906,877	2,237,094	100	137	1,031,114	9.63

Named Executive Officers, Footnote	Amounts shown are reported in the Summary Compensation Table (SCT) for the Principal Executive Officers (PEOs), Frank M. Svoboda (PEO-1) and J. Matthew Darden (PEO-2). Effective January 1, 2023, Messrs. Svoboda and Darden succeeded Gary L. Coleman and Larry M. Hutchinson as the Company's Co-CEOs and were designated as the PEOs for 2023 to 2025. Messrs. Coleman and Hutchison were included as PEO-1 and PEO-2 for the years 2021 through 2022. [3] Amounts shown represent the total average reported in the Summary Compensation Table for the Non-PEO NEOs. The Company’s Non-PEO NEOs for 2023 to 2025 were Thomas P. Kalmbach, Michael C. Majors, R. Brian Mitchell, and Robert E. Hensley. For 2021 and 2022, the Non-PEO NEOs were Messrs. Svoboda, Darden, Majors, and Steven K. Greer.
Peer Group Issuers, Footnote	[5] The Company’s peer group consists of the Standard & Poor’s (S&P) Life and Health Insurance Index and is set forth in Part II, Item 5 of the Form 10-K for the fiscal year ended December 31, 2025.
Adjustment To PEO Compensation, Footnote
[2] Amounts shown represent compensation actually paid (CAP) and include adjustments for changes in the fair value of performance share awards, stock option awards and restricted stock unit awards, as well as adjustments for the aggregate change in the actuarial present value of accumulated benefits and actuarially-determined service costs for services rendered under all defined benefit and actuarial pension plans reported in the SCT for Messrs. Svoboda (PEO-1) and Darden (PEO-2) for 2023 to 2025; for Messrs. Coleman (PEO-1) and Hutchinson (PEO-2) for 2021 to 2022; and for the average of the Non-PEO Named Executive Officers (NEOs): Thomas P. Kalmbach, Michael C. Majors, R. Brian Mitchell, and Robert E. Hensley for 2023 to 2025; Messrs. Svoboda, Darden, Majors, and Steven K. Greer for 2021 and 2022. To calculate CAP, the following amounts were deducted or added to the SCT Total in the tables below for PEO-1 and PEO-2.

PEO-1
Year	SCT Total ($)	Equity Award-related Additions (Deductions) to CAP			Pension-related Additions (Deductions) to CAP		CAP ($)
		Adjustment for the Fair Value of Equity Awards as of Year-End ($)	Adjustment for the Change in the Fair Value of the Prior Years' Awards, Unvested as of Year-End ($)	Adjustment for the Change in the Fair Value of the Prior Years' Awards that Vested during the Year ($)	Adjustment for the Aggregate Change in the Present Value of the Accumulated Benefit under the Pension Plans ($)	Adjustment for the Service Cost ($)
2025	9,453,935	478,671	5,194,550	1,412,336	(728,437)	165,097	15,976,152
2024	8,727,298	(1,235,456)	199,498	821,419	(368,244)	181,421	8,325,936
2023	7,206,071	504	(487,847)	(216,287)	(733,218)	189,868	5,959,091
2022	8,905,419	3,119,560	6,499,470	692,092		(51,208)	19,165,333
2021	8,353,754	(321,200)	(1,700,782)	(309,130)		62,177	6,084,819

PEO-2
Year	SCT Total ($)	Equity Award-related Additions (Deductions) to CAP			Pension-related Additions (Deductions) to CAP		CAP ($)
		Adjustment for the Fair Value of Equity Awards as of Year-End ($)	Adjustment for the Change in the Fair Value of the Prior Years' Awards, Unvested as of Year-End ($)	Adjustment for the Change in the Fair Value of the Prior Years' Awards that Vested during the Year ($)	Adjustment for the Aggregate Change in the Present Value of the Accumulated Benefit under the Pension Plans ($)	Adjustment for the Service Cost ($)
2025	9,065,864	478,671	5,194,550	1,412,336	(331,208)	168,607	15,988,820
2024	8,459,166	(1,235,456)	199,498	681,413	(138,054)	164,039	8,130,606
2023	6,860,896	504	(433,019)	(153,923)	(399,676)	168,627	6,043,409
2022	8,871,217	3,119,560	6,499,470	692,092		65,199	19,247,538
2021	8,323,666	(321,200)	(1,700,782)	(309,130)		67,496	6,060,050

Non-PEO NEO Average Total Compensation Amount	$ 3,630,692	$ 3,137,068	$ 2,860,823	$ 3,081,295	$ 2,906,877
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,574,310	2,871,391	2,177,294	6,745,194	2,237,094
Adjustment to Non-PEO NEO Compensation Footnote
[2] Amounts shown represent compensation actually paid (CAP) and include adjustments for changes in the fair value of performance share awards, stock option awards and restricted stock unit awards, as well as adjustments for the aggregate change in the actuarial present value of accumulated benefits and actuarially-determined service costs for services rendered under all defined benefit and actuarial pension plans reported in the SCT for Messrs. Svoboda (PEO-1) and Darden (PEO-2) for 2023 to 2025; for Messrs. Coleman (PEO-1) and Hutchinson (PEO-2) for 2021 to 2022; and for the average of the Non-PEO Named Executive Officers (NEOs): Thomas P. Kalmbach, Michael C. Majors, R. Brian Mitchell, and Robert E. Hensley for 2023 to 2025; Messrs. Svoboda, Darden, Majors, and Steven K. Greer for 2021 and 2022. To calculate CAP, the following amounts were deducted or added to the SCT Total in the tables below for PEO-1 and PEO-2.

Average Non-PEO NEOs
Year	SCT Total ($)	Equity Award-related Additions (Deductions) to CAP			Pension-related Additions (Deductions) to CAP		CAP ($)
		Adjustment for the Fair Value of Equity Awards as of Year-End ($)	Adjustment for the Change in the Fair Value of the Prior Years' Awards, Unvested as of Year-End ($)	Adjustment for the Change in the Fair Value of the Prior Years' Awards that Vested during the Year ($)	Adjustment for the Aggregate Change in the Present Value of the Accumulated Benefit under the Pension Plans ($)	Adjustment for the Service Cost ($)
2025	3,630,692	151,413	1,622,100	715,037	(691,111)	146,179	5,574,310
2024	3,137,068	(387,301)	40,932	352,764	(398,616)	126,544	2,871,391
2023	2,860,823	889	(241,319)	(90,722)	(445,400)	93,023	2,177,294
2022	3,081,295	1,102,060	2,083,150	242,997		235,692	6,745,194
2021	2,906,877	(98,330)	(420,168)	(103,374)	(289,742)	241,831	2,237,094

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Book Value Per Share, excluding AOCI*
Total Premium
First-Year Collected Premium^
Net Operating Income ROE
Underwriting income
Operating EPS

* For purposes of determining the total performance shares awarded for a given year, the figure is adjusted to include accumulated dividends per share paid over the performance period.
^ Exclusive distribution channels only

Total Shareholder Return Amount	$ 154	121	131	129	100
Peer Group Total Shareholder Return Amount	201	190	158	151	137
Net Income (Loss)	$ 1,161,238	$ 1,070,762	$ 970,755	$ 894,386	$ 1,031,114
Company Selected Measure Amount | $ / shares	14.52	12.37	10.65	9.71	9.63
Additional 402(v) Disclosure
[4] Calculated based on $100 invested as of market close on December 31, 2020, including the reinvestment of dividends, for each fiscal year.
6 As a result of the adoption of ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, net income and operating EPS for 2021 and 2022 have been retrospectively adjusted as of January 1, 2021. Refer to APPENDIX A – Non-GAAP Reconciliation for definitions of non-GAAP measures utilized herein. The Company implemented the standard on January 1, 2023. Refer to the 2023 Form 10-K for additional information.

Measure:: 1
Pay vs Performance Disclosure
Name	Book Value Per Share, excluding AOCI*
Measure:: 2
Pay vs Performance Disclosure
Name	Total Premium
Measure:: 3
Pay vs Performance Disclosure
Name	First-Year Collected Premium^
Measure:: 4
Pay vs Performance Disclosure
Name	Net Operating Income ROE
Measure:: 5
Pay vs Performance Disclosure
Name	Underwriting income
Measure:: 6
Pay vs Performance Disclosure
Name	Operating EPS
Svoboda [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,453,935	$ 8,727,298	$ 7,206,071
PEO Actually Paid Compensation Amount	$ 15,976,152	$ 8,325,936	$ 5,959,091
PEO Name	Frank M. Svoboda	Frank M. Svoboda	Frank M. Svoboda
Darden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,065,864	$ 8,459,166	$ 6,860,896
PEO Actually Paid Compensation Amount	$ 15,988,820	$ 8,130,606	$ 6,043,409
PEO Name	J. Matthew Darden	J. Matthew Darden	J. Matthew Darden
Coleman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,905,419	$ 8,353,754
PEO Actually Paid Compensation Amount				$ 19,165,333	$ 6,084,819
PEO Name				Gary L. Coleman	Gary L. Coleman
Hutchinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,871,217	$ 8,323,666
PEO Actually Paid Compensation Amount				$ 19,247,538	$ 6,060,050
PEO Name				Larry M. Hutchinson	Larry M. Hutchinson
PEO | Svoboda [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (728,437)	$ (368,244)	$ (733,218)
PEO | Svoboda [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,097	181,421	189,868
PEO | Svoboda [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,671	(1,235,456)	504
PEO | Svoboda [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,194,550	199,498	(487,847)
PEO | Svoboda [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,412,336	821,419	(216,287)
PEO | Darden [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(331,208)	(138,054)	(399,676)
PEO | Darden [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,607	164,039	168,627
PEO | Darden [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,671	(1,235,456)	504
PEO | Darden [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,194,550	199,498	(433,019)
PEO | Darden [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,412,336	681,413	(153,923)
PEO | Coleman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Coleman [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(51,208)	62,177
PEO | Coleman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,119,560	(321,200)
PEO | Coleman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,499,470	(1,700,782)
PEO | Coleman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				692,092	(309,130)
PEO | Hutchinson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Hutchinson [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				65,199	67,496
PEO | Hutchinson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,119,560	(321,200)
PEO | Hutchinson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,499,470	(1,700,782)
PEO | Hutchinson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				692,092	(309,130)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(691,111)	(398,616)	(445,400)		(289,742)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,179	126,544	93,023	235,692	241,831
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,413	(387,301)	889	1,102,060	(98,330)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,622,100	40,932	(241,319)	2,083,150	(420,168)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 715,037	$ 352,764	$ (90,722)	$ 242,997	$ (103,374)